Cover	Sep. 08, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 30, 2022, Lottery.com Inc. (the “Company”) filed a Current Report on Form 8-K announcing that Vladimir Klechtchev and Amer Rustom were each appointed as director on the Company’s Board of Directors (the “Board”), effective as of September 12, 2022. At that time, the Board had not made any determination regarding committee assignments for Mr. Klechtchev or Mr. Rustom. This amendment is being filed to report that on October 3, 2022, the Board appointed Mr. Klechtchev as Chairman and Mr. Rustom as a member of the Audit Committee of the Board and appointed Mr. Klechtchev and Mr. Rustom as members and Richard Kivel Chairman of the Compensation Committee of the Board.
Document Period End Date	Sep. 08, 2022
Entity File Number	001-38508
Entity Registrant Name	Lottery.com Inc.
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20808 State Hwy 71 W
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	Spicewood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78669
City Area Code	512
Local Phone Number	592-2451
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LTRY
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ